Income Taxes - Income Tax Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Income tax benefit at statutory tax rate of zero percent					$ 0.0	$ 0.0	$ 0.0
Overseas statutory tax rates differential					56.3	16.8	(0.9)
Base erosion and anti-abuse (BEAT) expense					0.9	2.3	6.1
Prior year adjustments					6.9	(2.9)	0.5
Introduction of Bermuda corporate income tax					(201.1)	0.0	0.0
Change in valuation allowance (2)					4.0	(98.9)	9.6
Impact of unrecognized tax benefits					0.0	0.0	0.0
Australian non-resident withholding tax					0.0	1.5	0.6
Foreign exchange					(1.3)	(0.3)	(1.5)
Non-deductible expenses					2.5	2.4	2.4
Impact of changes in statutory tax rates (4)					(0.3)	(5.7)	(11.5)
Effective Income Tax Rate Reconciliation, Tax Effect of OCI, Amount					0.0	6.7	0.0
Total tax expense/(benefit)	$ 6.4	$ 5.2	$ 32.1	$ 41.4	$ (132.1)	$ (78.1)	$ 5.3